                                             UAM Funds
                                             Funds for the Informed Investor/sm/

C & B Balanced Portfolio
Semi-Annual Report                                                April 30, 2001

                                                                          UAM(R)

UAM FUNDS                                     C & B BALANCED PORTFOLIO
                                              APRIL 30, 2001

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ...................................................      1

Statement of Net Assets ................................................      3

Statement of Operations ................................................      7

Statement of Changes in Net Assets .....................................      8

Financial Highlights ...................................................      9

Notes to Financial Statements ..........................................     10

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2001

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Balanced Portfolio for the six months ended April 30, 2001.

For this period, the C & B Balanced Portfolio outperformed its benchmark index. This Composite Index consists of a blended return of 60% of the S&P 500 Index and 40% of the Lehman Brothers Government/Credit Bond Index. Over this period, the C & B Balanced Portfolio appreciated 7.50% versus (4.78)% for the benchmark index. (The S&P 500 Index returned (12.07)% and the Lehman U. S. Government/Credit Index returned 6.23%.) Given our "high quality, low risk" approach, these results are consistent with the expectations of the Cooke & Bieler style outperforming in a "down" market.

As of April 30, 2001, common stocks represented 57% of the Fund, bonds were 31% and cash reserves were 11%.

Equity Only Analysis

We believe that our equity investment philosophy and process is designed to pro-duce competitive results during rising markets and strong relative results in flat and down periods.

The six months ended April 30, 2001 was attractive for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was negatively impacted by the technology sector. Cooke & Bieler has been cautious with technology stocks due to the high risk, extended valuations in this category.

The strong fundamental characteristics of the companies held in the equity portion of the C & B Balanced Portfolio should help to provide this downside protection. These high quality characteristics include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
Fixed Income Only Analysis

C & B's fixed income philosophy is designed to produce the same pattern of results as our equity philosophy. The return on the fixed income portion of the C & B Balanced Portfolio was competitive with the return on the Lehman Government/Credit Bond Index. The maturities are in line with the benchmark and the quality of the holdings remains high.


Sincerely,

/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

        The investment results presented in this report represent past performance and should not be construed as a guarantee of
      future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

  There are no assurances that a portfolio will meet its stated objectives.

          The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 A portfolio's holdings are subject to change because it is actively managed.

          Portfolio changes should not be considered recommendations for action by individual investors.

                        Definition of Comparative Indices
                        ---------------------------------

Composite Index is a blended index which reflects 60% of the S&P 500 Index and 40% of the Lehman Government/Credit Bond Index.

Lehman Intermediate Government/Credit Index is an unmanaged index of bonds with intermediate-term durations, including U.S. treasury bonds and bonds issued by U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             C & B BALANCED PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS - 56.5%
                                                Shares         Value
                                              ----------    ------------
APPAREL & TEXTILES -- 1.2%
   VF .....................................          390    $     15,830
                                                            ------------
AUTOMOTIVE -- 3.1%
   Eaton ..................................          360          26,500
   Snap-On ................................          490          14,210
                                                            ------------
                                                                  40,710
                                                            ------------
BANKS -- 2.5%
   FleetBoston Financial ..................          470          18,034
   JP Morgan Chase ........................          320          15,354
                                                            ------------
                                                                  33,388
                                                            ------------
BEAUTY PRODUCTS -- 1.3%
   Avon Products ..........................          400          16,928
                                                            ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.9%
   True North Communications ..............          300          11,460
                                                            ------------
BUILDING & CONSTRUCTION -- 1.3%
   Sherwin-Williams .......................          800          16,784
                                                            ------------
CHEMICALS -- 1.0%
   Avery Dennison .........................          240          13,457
                                                            ------------
COMMUNICATIONS EQUIPMENT -- 0.9%
   Motorola ...............................          800          12,440
                                                            ------------
COMPUTERS & SERVICES -- 2.2%
   Computer Sciences* .....................          500          17,815
   Hewlett-Packard ........................          400          11,372
                                                            ------------
                                                                  29,187
                                                            ------------
CONSUMER DURABLES -- 1.7%
   Leggett & Platt ........................        1,160          22,516
                                                            ------------
CONSUMER NON-DURABLES -- 4.1%
   Energizer Holdings* ....................          740          17,627
   Hasbro .................................        1,500          18,375
   Nike, Cl B .............................          420          17,560
                                                            ------------
                                                                  53,562
                                                            ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B BALANCED PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                        Shares         Value
                                                      ----------    -----------
DIVERSIFIED MANUFACTURING -- 1.7%
   Hubbell, Cl B ..................................          810    $    22,372
                                                                    -----------
ELECTRONICS -- 1.4%
   Molex, Cl A ....................................          560         17,752
                                                                    -----------
ENERGY -- 3.5%
   Exxon Mobil ....................................          240         21,264
   Royal Dutch Petroleum ..........................          410         24,407
                                                                    -----------
                                                                         45,671
                                                                    -----------
FINANCIAL SERVICES -- 3.5%
   Countrywide Credit Industries ..................          350         14,935
   MBIA ...........................................          315         15,073
   Moody's ........................................          490         15,386
                                                                    -----------
                                                                         45,394
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 2.3%
   Anheuser-Busch .................................          220          8,798
   PepsiAmericas ..................................        1,400         20,790
                                                                    -----------
                                                                         29,588
                                                                    -----------
INSURANCE -- 1.3%
   AON ............................................          530         17,617
                                                                    -----------
MACHINERY -- 1.6%
   Dover ..........................................          540         21,098
                                                                    -----------
MEDICAL PRODUCTS -- 3.7%
   Becton Dickinson ...............................          560         18,116
   Dentsply International .........................          790         30,952
                                                                    -----------
                                                                         49,068
                                                                    -----------
MULTI-INDUSTRY -- 0.9%
   National Service Industries ....................          470         11,327
                                                                    -----------

OFFICE EQUIPMENT -- 1.5%
   Pitney Bowes ...................................          520         19,796
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B BALANCED PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                       Shares          Value
                                                     ----------     -----------
PHARMACEUTICALS -- 5.1%
     Abbott Laboratories ..........................         430     $    19,943
     Bristol-Myers Squibb .........................         410          22,960
     Merck ........................................         220          16,713
     Schering-Plough ..............................         210           8,093
                                                                    -----------
                                                                         67,709
                                                                    -----------
PRINTING & PUBLISHING -- 0.5%
     Harte-Hanks Communications ...................         300           6,903
                                                                    -----------

RESTAURANTS -- 3.1%
     McDonald's ...................................         540          14,850
     Wendy's International ........................       1,040          26,343
                                                                    -----------
                                                                         41,193
                                                                    -----------

RETAIL-DISCOUNT -- 3.9%
     Consolidated Stores* .........................       1,920          21,120
     Family Dollar Stores .........................       1,200          30,612
                                                                    -----------
                                                                         51,732
                                                                    -----------

UTILITIES -- 2.3%
     Duke Energy ..................................         640          29,926
                                                                    -----------
     TOTAL COMMON STOCKS
        (Cost $679,546) ...........................                     743,408
                                                                    -----------

   CORPORATE BOND -- 11.4%

                                                         Face
                                                        Amount
                                                     ------------
     Philip Morris Companies
        6.375%, 02/01/06 ..........................  $   150,000        149,813
                                                                    -----------
     TOTAL CORPORATE BOND
        (Cost $151,667) ...........................                     149,813
                                                                    -----------

   U.S. TREASURY OBLIGATION -- 19.4%
     U.S. Treasury Notes
        5.500%, 02/15/08 ..........................      250,000        254,363
                                                                    -----------
     TOTAL U.S. TREASURY OBLIGATION
        (Cost $250,170) ...........................                     254,363
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B BALANCED PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 11.1%

                                                        Face
                                                       Amount        Value
                                                     ----------  -------------
REPURCHASE AGREEMENT -- 11.1%

   Chase Securities, Inc. 4.30%, dated 04/30/01,
     due 05/01/01 to be repurchased at $146,017,
     collateralized by $143,818 of various
     U.S. Treasury Obligations valued at $150,714
     (Cost $146,000) ..............................  $  146,000  $     146,000
                                                                 -------------
   TOTAL INVESTMENTS -- 98.4%
     (Cost $1,227,383) (a) ........................                  1,293,584
                                                                 -------------
   OTHER ASSETS AND LIABILITIES, NET -- 1.6% ......                     21,516
                                                                 -------------

NET ASSETS CONSIST OF:

   Paid in Capital ................................                  1,216,308
   Undistributed Net Investment Income.............                      1,920
   Accumulated Net Realized Gain ..................                     30,671
   Net Unrealized Appreciation ....................                     66,201
                                                                 -------------
   TOTAL NET ASSETS -- 100.0% .....................              $   1,315,100
                                                                 =============
   Institutional Class Shares:

   Shares Issued and Outstanding
     (25,000,000 authorized -- $0.001 par value) ..                    181,584
   Net Asset Value, Offering and Redemption
     Price Per Share ..............................                      $7.24
                                                                         =====

  *  Non-Income Producing Security
 Cl  Class
(a) The cost for federal income tax purposes was $1,227,383. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $66,201. This consisted of aggregate gross unrealized appreciation for all securities of $108,971, and gross unrealized depreciation for all securities of $42,770.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                    C & B BALANCED PORTFOLIO
                             FOR THE SIX MONTHS ENDED APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Interest .....................................................   $      18,669
Dividends ....................................................           7,208
                                                                 -------------
   Total Income ..............................................          25,877
                                                                 -------------
Expenses .....................................................
Administrative Fees -- Note C ................................          38,912
Printing Fees ................................................           9,340
Audit Fees ...................................................           7,734
Registration and Filing Fees .................................           6,076
Investment Advisory Fees -- Note B ...........................           4,819
Custodian Fees ...............................................           2,848
Directors' Fees -- Note E ....................................           1,242
Legal Fees ...................................................             107
Other Expenses ...............................................           3,770
                                                                 -------------
   Total Expenses ............................................          74,848
                                                                 -------------
Less:
Investment Advisory Fees Waived -- Note B ....................          (4,819)
Expenses Assumed by the Investment Adviser -- Note B .........         (62,199)
                                                                 -------------
   Net Expenses Before Expense Offset ........................           7,830
Expense Offset -- Note A .....................................            (119)
                                                                 -------------
   Net Expenses After Expense Offset .........................           7,711
                                                                 -------------
Net Investment Income ........................................          18,166
                                                                 -------------
Net Realized Gain on Investments .............................          66,186
Net Change in Unrealized Appreciation (Depreciation) on
  Investments ................................................          18,304
                                                                 -------------
Net Gain on Investments ......................................          84,490
                                                                 -------------
Net Increase in Net Assets Resulting from Operations .........   $     102,656
                                                                 =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months
                                                    Ended
                                                   April 30,      Year Ended
                                                     2001         October 31,
                                                  (Unaudited)        2000
                                                  ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...................      $     18,166   $    188,968
   Net Realized Gain .......................            66,186        437,946
   Net Change in Unrealized Appreciation
     (Depreciation) ........................            18,304       (814,714)
                                                  ------------   ------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations .............           102,656       (187,800)
                                                  ------------   ------------
Distributions:
   Net Investment Income ...................           (61,792)      (196,993)
   Net Realized Gain .......................          (456,098)    (1,736,179)
                                                  ------------   ------------
   Total Distributions .....................          (517,890)    (1,933,172)
                                                  ------------   ------------
Capital Share Transactions:
   Issued ..................................           633,668         65,997
   In Lieu of Cash Distributions ...........           428,834      1,839,174
   Redeemed ................................        (2,826,507)   (10,364,511)
                                                  ------------   ------------
   Net Decrease from Capital Share
     Transactions: .........................        (1,764,005)    (8,459,340)
                                                  ------------   ------------
        Total Decrease .....................        (2,179,239)   (10,580,312)
Net Assets:
   Beginning of Period .....................         3,494,339     14,074,651
                                                  ------------   ------------
   End of Period (Including undistributed net
     investment income of $1,920 and $45,546,
     respectively) .........................      $  1,315,100   $  3,494,339
                                                  ============   ============
Shares Issued and Redeemed:
   Shares Issued ...........................            86,838          6,467
   In Lieu of Cash Distributions ...........            61,947        200,008
   Shares Redeemed .........................          (317,259)    (1,145,231)
                                                  ------------   ------------
   Net Decrease in Shares Outstanding ......          (168,474)      (938,756)
                                                  ============   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         Selected Per Share Data & Ratios
                                           For a Share Outstanding Throughout Each Period
                               Six Months
                                 Ended
                                April 30,              Year Ended October 31,
                                  2001     ------------------------------------------------
                               (Unaudited)  2000     1999      1998      1997      1996
                               ----------  ------- --------  --------  --------  ----------
Net Asset Value, Beginning
  of Period .................  $     9.98  $ 10.92 $  12.84  $  13.75  $  12.94  $    13.13
                               ----------  ------- --------  --------  --------  ----------
Income from Investment
  Operations
   Net Investment Income ....        0.33     0.43     0.35      0.41      0.42        0.45
   Net Realized and
    Unrealized Gain (Loss) ..       (2.39)    0.32@      --@     0.66      1.98        1.29
                               ----------  ------- --------  --------  --------  ----------
Total from
  Investment Operations .....       (2.06)    0.75     0.35      1.07      2.40        1.74
                               ----------  ------- --------  --------  --------  ----------
Distributions:
   Net Investment Income ....       (0.39)   (0.34)   (0.34)    (0.41)    (0.44)      (0.45)
   Net Realized Gain ........       (0.29)   (1.35)   (1.93)    (1.57)    (1.15)      (1.48)
                               ----------  ------- --------  --------  --------  ----------
   Total Distributions ......       (0.68)   (1.69)   (2.27)    (1.98)    (1.59)      (1.93)
                               ----------  ------- --------  --------  --------  ----------
Net Asset Value,
   End of Period ............  $     7.24  $  9.98 $  10.92  $  12.84  $  13.75  $    12.94
                               ==========  ======= ========  ========  ========  ==========
Total Return+ ...............       7.50%**  8.56%    3.10%     8.56%    20.39%      14.70%
                               ==========  ======= ========  ========  ========  ==========
Ratios and Supplemental Data
Net Assets, End of
  Period (Thousands) ........  $    1,315  $ 3,494 $ 14,075  $ 20,313  $ 24,066  $   22,629

Ratio of Expenses to
  Average Net Assets ........       1.01%*   1.00%    1.00%     1.00%     1.00%        1.00
Ratio of Net Investment
  Income to Average Net
  Assets ....................       2.35%*   3.01%    2.88%     2.97%     3.20%        3.51
Portfolio Turnover Rate .....         14%      30%      28%       24%       35%          21

 *   Annualized
**   Not Annualized
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
@ The amount shown for a share outstanding throughout the period does not accord with aggregate net gains on investments for the period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Balanced Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

        2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

        3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal

UAM FUNDS                                               C & B BALANCED PORTFOLIO
--------------------------------------------------------------------------------

     amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

        4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

        The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

        Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

        Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

        5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

        6. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide, "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation), provides invest-ment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc., which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, provided and oversaw administra-tive, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio paid the UAMFSI 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500, and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001, UAMFSI was paid $32,485, of which $14,680 was paid to SEI for their services, $5,596 to DST for their services, and $3,722 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed as the Administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

UAM FUNDS                                               C & B BALANCED PORTFOLIO
--------------------------------------------------------------------------------

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the one month ended April 30, 2001, the Administrator was paid $4,575.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Purchases and Sales: For the six months ended April 30, 2001, the Portfolio made purchases of $211,461 and sales of $2,011,556 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases of U.S. Government securities. Sales of long-term U.S. Government securities were $258,148.

     G. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001, such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2001, the Portfolio had no borrowings under the agreement.

     H. Other: At April 30, 2001, 71% of total shares outstanding were held by 4 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
Officers and Directors

James F. Orr, III                         Linda T. Gibson, Esq.
Director, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajdan Vetterlein
Director                                  Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher Salfi
Director                                  Treasurer

Philip D. English                         Molly S. Mugler
Director                                  Assistant Secretary

William A. Humenuk
Director

--------------------------------------------------------------------------------
UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------